Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	MASSMUTUAL SELECT FUNDS
Central Index Key	0000916053
Amendment Flag	false
Document Creation Date	Jun 11, 2013
Document Effective Date	Jun 11, 2013
Prospectus Date	Apr 1, 2013

MASSMUTUAL SELECT FUNDS

Supplement dated June 11, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Small Cap Value Equity Fund:

Effective as of the close of business on June 18, 2013, Class N shares of the Small Cap Value Equity Fund will be no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 11, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Small Cap Value Equity Fund:

Effective as of the close of business on June 18, 2013, Class N shares of the Small Cap Value Equity Fund will be no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated June 11, 2013 to the

Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Select Small Cap Value Equity Fund:

Effective as of the close of business on June 18, 2013, Class N shares of the Small Cap Value Equity Fund will be no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 11, 2013